NOTE 7 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION: Schedule of Financial Income (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Financial Income
	Year ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Interest income	109	117	100
Expenses from revaluation of deposits	-	-	-
	109	117	100